J. Neil McMurdie Senior Counsel (860) 580-2824 Fax: (860) 580-4897 neil.mcmurdie@us.ing.com May 30, 2013

Rebecca Marquigny, Esq. Office of Insurance Products U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549]

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account B
Post-Effective Amendment No. 6 to Registration Statement on Form N-4
Prospectus Title: ING express Retirement Variable Annuity
File Nos. 333-167182 and 811-02512

Dear Ms. Marquigny:

This filing is on behalf of ING Life Insurance and Annuity Company and its Variable Annuity Account
B. We are making this filing, Post-Effective Amendment No. 6 to the Registration Statement on Form N-
4, pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933. The securities are single premium deferred individual variable annuity contracts offered through the separate account.

The purpose of this Post-Effective Amendment No. 6 is to prevent Post-Effective Amendment No. 4 filed on February 20, 2013, and Post-Effective Amendment No. 5 filed on April 29, 2013 to the Registration
Statement on Form N-4 (File No. 333-167182) from automatically going effective on May 31, 2013. We have received comments on Post-Effective Amendment No. 4 from the Staff, and we are currently working to address them.

Please call or email me with your questions or comments.

Sincerely,

/s/ J. Neil McMurdie
J. Neil McMurdie

Windsor Site	ING North America Insurance Corporation
One Orange Way, C2N
Windsor, CT 06095